Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Additional Information (Details) € in Thousands, $ in Thousands			1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 22, 2022 EUR (€)	Apr. 22, 2022 USD ($)	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€) shares employee	Jun. 30, 2021 EUR (€) employee	Jun. 30, 2022 EUR (€) shares	Apr. 22, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Proceeds from sales of property, plant and equipment					€ 37,630	€ 0
Property, plant and equipment			€ (1,014)		(1,014)		€ (1,014)		€ (18,960)
Right of use			€ (2,641)		€ (2,641)		€ (2,641)		€ (6,869)
Outstanding equity instruments (in shares) | shares			2,227,125		2,227,125		2,227,125
Income tax					€ (3,737)	€ (2)
Research and development expenses
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Decrease in services subcontracting and fees							€ 5,798
Decrease in contract research organization							3,177
Decrease in hospital costs							1,752
Decrease in consumables							€ 1,015
Restructuring charge					€ 1,691
Average number of employees | employee					117	155
Research and development expenses | Adenine production unit, France
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Impairment loss recognised in profit or loss					€ 2,108
General and administrative expenses
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Restructuring charge					€ 168	€ 0
Average number of employees | employee					32	41
General and administrative expenses | Bioserra offices
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Impairment loss recognised in profit or loss					€ 369
Cell therapy manufacturing facility to Catalent
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Proceeds from sales of property, plant and equipment	€ 40,676	$ 44,500
Property, plant and equipment	(15,677)							$ (17,150)
Right of use	(3,022)							(3,307)
Lease obligation cancelled	5,419							5,928
Transaction costs	(3,046)							$ (3,333)
Income tax	€ (3,700)		€ (3,737)	$ (4,086)